Fair Value Measurements (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 290,336	$ 207,506
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	288	9
Obligations related to securities sold under repurchase agreements [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	5,014	1,491
Debt securities FVOCI [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Transfers out of Level 2 to Level 1	$ 383	$ 400